Operating Lease (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 01, 2021	Jun. 15, 2021	Dec. 31, 2021
Lessee Operating Lease [Abstract]
Lease fee	$ 4,392
Rental consideration		5 years
Free rental deferred government grant		$ 185,923
Other income free rental deferred government grant		$ 22,119
Operating lease liabilities			$ 51,239
Net operating lease right-of-use assets			$ 241,554